Other Operating Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Net gain on sale of business and other assets		$ 28,140
Net foreign exchange (loss) gain	$ (19,618)	19,771	$ (191)
Other Nonrecurring (Income) Expense	(7,889)	4,470
Other operating (expense) income, net	$ (27,507)	$ 52,381	4,826
Other Operating Income			$ 5,017